27 Benefits offered to team members (Details 5)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Health Insurance [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.99%	3.60%	5.03%
Inflation rate	3.25%	4.00%	4.50%
Aging factor	2.50%	2.50%	2.50%
Medical inflation	3.50%	3.50%	3.50%
Duration	14.99%	15.32%	19.66%
United States Of America [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.60%	3.35%	4.45%
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.25%	7.25%
Inflation rate	4.00%	4.00%
Rate of increase in future salary levels	5.00%	5.00%
Germany [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.70%	2.00%	2.00%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.00%	3.00%	3.00%
Rate of increase in future pension plan	1.75%	1.75%	1.75%
Netherlands [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.70%	2.00%	2.00%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.00%	3.00%	3.00%
Rate of increase in future pension plan	1.75%	1.75%	1.75%